Subsequent Events - Contributions from the Mexican Government (Details) - Petroleos Mexicanos - Subsequent event $ in Thousands	2 Months Ended
Aug. 28, 2026 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 35,662,065
Strengthening of Financial Position One, July 2026
Disclosure of non-adjusting events after reporting period [line items]
Total	34,398,906
Strengthening of Financial Position Two, August 2026
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 1,263,159